Receivables	12 Months Ended
Dec. 31, 2015
Receivables
10.	RECEIVABLES

	December 31, 2015	December 31, 2014
Product sale trade receivables	68.1	86.4
Other trade receivables	3.6	14.0
Deposits	0.2	0.3
Value added tax	43.2	39.9
Payroll debtors	7.2	8.2
Prepayments	40.5	64.2
Other	6.1	13.5

	168.9	226.5